TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Components of the Company's Deferred Tax Assets
	December 31,
	2024	2023

Deferred tax assets:

Net operating loss carryforward	$146,966	$125,170
Research and development costs carryforward	16,896	19,212
Capital loss carryforward	2,899	1,900
Inventory provision	1,006	1,608
Accrued expenses	849	1,732
Property and equipment	603	1,022
Lease liabilities	5,305	5,855
Other	1,490	2,419

Total deferred tax assets	176,014	158,918

Valuation allowance	(170,647)	(152,965)

Deferred tax liabilities:

Right-of-use assets	(5,335)	(5,862)
Other	(32)	(91)

Total deferred tax liabilities	(5,367)	(5,953)

Net deferred tax	$-	$-

Summary of Loss Before Taxes on Income
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$(94,937)	$(125,228)	$(127,631)
Foreign	347	2,416	1,084

Loss before taxes on income	$(94,590)	$(122,812)	$(126,547)

Summary of Income Taxes
	Year ended December 31,
	2024	2023	2022

Current	$167	$642	$325

Domestic (Israel)	104	131	115
Foreign	63	511	210

Income taxes	$167	$642	$325

Summary of Reconciliation of Effective Income Tax Rate
	Year ended December 31,
	2024	2023	2022

Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.37)%	(3.87)%	(2.77)%
Effect of other permanent differences	(0.15)%	(0.31)%	0.05%
Change in valuation allowance	(19.14)%	(27.71)%	(18.70)%
Issuance costs	0.36%	6.52%	6.06%
Provision to return	-	0.24%	(8.00)%
Capital losses	1.06%	1.47%	-
Other adjustments	(0.94)%	0.14%	0.10%

Effective tax rate	(0.18)%	(0.52)%	(0.26)%